DEFERRED REVENUE	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
DEFERRED REVENUE

NOTE 10 – DEFERRED REVENUE

Changes in deferred revenue for the nine months ended September 30, 2025 were as follows:

Deferred revenue as of December 31, 2024	$1,319,746
Amounts deferred during the period	1,815,814
Revenue recognized from amounts included in the deferred revenue beginning balance	(1,303,513)
Revenue from current year sales	(1,389,032)
Deferred revenue as of September 30, 2025	$443,015

NOTE 9 – DEFERRED REVENUE

Changes in deferred revenue for the years ended December 31, 2024 and 2023 were as follows:

Deferred revenue as of December 31, 2022	$933,361
Amounts deferred during the period	3,695,476
Revenue recognized from amounts included in the deferred revenue beginning balance	(933,361)
Revenue from current year sales	(1,915,682)
Deferred revenue as of December 31, 2023	$1,779,794
Amounts deferred during the period	7,625,047
Revenue recognized from amounts included in the deferred revenue beginning balance	(1,779,794)
Revenue from current year sales	(6,305,301)
Deferred revenue as of December 31, 2024	$1,319,746